UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - EUR (€) € in Thousands	Issued capital [member]	Net Income Loss [Member]	Retained earnings [member]	Other Reserve [Member]	Shares Premium [Member]	Accumulated other comprehensive income [member]	Total [Member]	Non-controlling interests [member]	Total
Beginning balance, value at Dec. 31, 2022	€ 45,122	€ (46,382)	€ (102,037)	€ 22,433	€ 106,920	€ (1,655)	€ 24,401	€ 146	€ 24,547
IfrsStatementLineItems [Line Items]
Net income/(loss) for the period		(305)					(305)	(20)	(325)
Other comprehensive income/(loss) for the period						(4,152)	(4,152)		(4,152)
Total comprehensive income/ (loss) for the period	45,122	(46,687)	(102,037)	22,433	106,920	(5,807)	19,919	126	20,070
Appropriation of result		305	(305)
Employee share-based compensation	176			1,399			1,575		1,575
Net change in Parent investment
Ending balance, value at Jun. 30, 2023	45,298	(46,382)	(102,342)	24,014	106,920	(5,807)	21,519	126	21,645
Beginning balance, value at Dec. 31, 2023	45,298	(3,457)	(148,109)	25,896	106,920	(5,057)	21,491	148	21,639
IfrsStatementLineItems [Line Items]
Net income/(loss) for the period		(252)					(252)	1	(251)
Other comprehensive income/(loss) for the period						(3,654)	(3,654)		(3,654)
Total comprehensive income/ (loss) for the period	45,298	(3,709)	(148,109)	25,896	106,920	(8,710)	17,585	149	17,734
Appropriation of result		252	(252)
Capital Increase (Note 10)	193		(193)
Employee share-based compensation				1,196			1,196		1,196
Ending balance, value at Jun. 30, 2024	€ 45,491	€ (3,457)	€ (148,554)	€ 27,092	€ 106,920	€ (8,710)	€ 18,781	€ 149	€ 18,930